SP Funds S&P Global REIT Sharia ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Financial Services - 0.3%
Servet Gayrimenkul Yatirim Ortakligi AS(a)	596,113	$51,426
Ziraat Gayrimenkul Yatirim Ortakligi AS	685,359	385,067
		436,493

Real Estate - 99.3%(b)
Ahes Gayrimenkul Yatirim Ortakligi AS - REIT(a)	149,860	145,526
Arena REIT - REIT	307,415	814,875
AvalonBay Communities, Inc. - REIT	41,712	8,169,295
Avrupakent Gayrimenkul Yatirim Ortakligi AS - REIT	54,115	84,493
Axis Real Estate Investment Trust - REIT	1,231,448	594,593
BWP Trust - REIT	427,701	993,755
Camden Property Trust - REIT	74,484	8,340,718
Charter Hall Group - REIT	363,501	5,574,278
Citicore Energy REIT Corp. - REIT	1,994,381	130,178
EastGroup Properties, Inc. - REIT	40,301	6,833,438
Equinix, Inc. - REIT	25,908	20,368,611
Equity LifeStyle Properties, Inc. - REIT	130,800	7,885,932
Equity Residential - REIT	124,547	8,235,048
Goodman Group - REIT	869,425	19,546,528
IGB Real Estate Investment Trust - REIT	1,075,897	687,555
IMPACT Growth Real Estate Investment Trust - REIT	478,520	146,976
Kizilbuk Gayrimenkul Yatirim Ortakligi AS - REIT(a)	322,779	106,599
Mid-America Apartment Communities, Inc. - REIT	57,019	8,314,511
MREIT, Inc. - REIT	1,049,022	272,788
Ozak Gayrimenkul Yatirim Ortakligi - REIT(a)	302,121	100,585
PotlatchDeltic Corp. - REIT	54,965	2,310,179
Prologis, Inc. - REIT	189,416	21,551,752
Rayonier, Inc. - REIT	107,744	2,831,512
RL Commercial REIT, Inc. - REIT	4,069,925	572,617
SITE Centers Corp. - REIT	36,273	445,432
Sun Communities, Inc. - REIT	62,264	7,899,434
Terreno Realty Corp. - REIT	79,405	4,587,227
Welltower, Inc. - REIT	118,529	19,946,060
Weyerhaeuser Co. - REIT	301,770	7,806,790
		165,297,285
TOTAL COMMON STOCKS (Cost $156,671,264)		165,733,778

TOTAL INVESTMENTS - 99.6% (Cost $156,671,264)		165,733,778
Other Assets in Excess of Liabilities - 0.4%		669,343
TOTAL NET ASSETS - 100.0%		$166,403,121

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.